Organization and Principal Activities (Details) - Schedule of Principal Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Meihua International Medical Technologies Co., Ltd. (“Meihua”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	Meihua International Medical Technologies Co., Ltd. (“Meihua”)	Meihua International Medical Technologies Co., Ltd. (“Meihua”)
Registered Location	Cayman	Cayman
Percentage of ownership	Parent	Parent
Date of Incorporation	Nov. 10, 2020	Nov. 10, 2020
Principal activities	Investment holding	Investment holding
Kang Fu International Medical Co., Limited (“Kang Fu”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)
Registered Location	Hong Kong	Hong Kong
Percentage of ownership	100% by Meihua	100% by Meihua
Date of Incorporation	Oct. 13, 2015	Oct. 13, 2015
Principal activities	Investment holding	Investment holding
Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)	扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)
Registered Location	Yangzhou	Yangzhou
Percentage of ownership	100% by Kang Fu	100% by Kang Fu
Date of Incorporation	Dec. 24, 2001	Dec. 24, 2001
Principal activities	Medical Equipment Sales	Medical Equipment Sales
Jiangsu Yada Technology Group Co., Ltd. (“Yada”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)	江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)
Registered Location	Yangzhou	Yangzhou
Percentage of ownership	100% by Huada	100% by Huada
Date of Incorporation	Dec. 05, 1991	Dec. 05, 1991
Principal activities	Medical Equipment Sales	Medical Equipment Sales
Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)	江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)
Registered Location	Yangzhou	Yangzhou
Percentage of ownership	100% by Yada	100% by Yada
Date of Incorporation	Nov. 18, 2000	Nov. 18, 2000
Principal activities	Medical Equipment Sales	Medical Equipment Sales
Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	扬州光辉医疗科技有限公司* Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)	扬州光辉医疗科技有限公司 Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)
Registered Location	Yangzhou	Yangzhou
Percentage of ownership	100% by Huadong	100% by Huadong
Date of Incorporation	Dec. 22, 2020	Dec. 22, 2020
Principal activities	Medical Equipment Sales	Medical Equipment Sales
Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”) [Member]
Organization and Principal Activities (Details) - Schedule of Principal Activities [Line Items]
Entity Name	海南国械医疗科技有限公司 Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”)	海南国械医疗科技有限公司 Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”)
Registered Location	Hainan	Hainan
Percentage of ownership	55% by Kang Fu	55% by Kang Fu
Date of Incorporation	Oct. 07, 2021	Oct. 07, 2021
Principal activities	Medical Equipment Sales	Medical Equipment Sales